CONTINGENCIES (Details)									1 Months Ended		3 Months Ended	6 Months Ended
	May 30, 2023 USD ($)	May 16, 2023	Mar. 21, 2023 USD ($)	Feb. 07, 2023 USD ($)	May 18, 2022 USD ($)	May 18, 2021 USD ($)	Dec. 21, 2020 USD ($)	Sep. 24, 2020 USD ($)	Mar. 31, 2021 USD ($) item	Aug. 31, 2020 USD ($) item	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Nov. 09, 2023 USD ($)	Nov. 09, 2022 USD ($)
Litigation Matters
Settlement amount payable to vendor													$ 50,190	$ 50,190
Claims settled after signing long-term lease												$ 450,968
Trading day immediately preceding period						30 days
Gross proceeds from common stock indemnification claims						$ 9,100,000
Value of shares issued	$ 25,000										$ 5,000,003
Common Stock
Litigation Matters
Value of shares issued											$ 5
H&J Purchase Agreement
Litigation Matters
Trading day immediately preceding period					30 days
Gross proceeds from common stock indemnification claims					$ 9,100,000
Transfer of membership interests					229,000
Value of shares issued					$ 1,400,000
H&J Purchase Agreement | Common Stock | Subsequent events
Litigation Matters
Trading day immediately preceding period		5 days
Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought							$ 100,000		$ 96,900	$ 96,900
Number of lawsuit settled | item									2	2
lawsuit against Bailey 44 related to a retail store lease
Litigation Matters
Damages sought								$ 1,500,000				$ 1,500,000
Non-payment of trade payables
Litigation Matters
Damages sought			$ 43,501	$ 182,400
Non-payment of trade payables | Subsequent events
Litigation Matters
Damages sought			$ 43,501	$ 182,400
Non-payment of trade payables | Lawsuits filed related to prior services rendered
Litigation Matters
Damages sought								481,000
Additional damages sought								$ 296,000